Note 16 - Stock-Based Compensation (Details) - Ordinary Shares Reserved For Future Issuance	Dec. 31, 2013
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	432,758,700
Employee Stock Option [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	247,157,450
Restricted Stock Units (RSUs) [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	36,215,100
Stock Compensation Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	54,684,200
Employee Stock Purchase Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	15,619,900
Shares Reserved For Awards [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary Shares Reserved for Future Issuance	79,082,050